Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

CMA CGM is presented as a related party due to the fact that as of December 31, 2021, it was a shareholder, owning Class A common shares representing 8.4% of voting rights in the Company. As of May 27, 2022, CMA CGM following the sale of its shares, is not anymore Company’s shareholder. Revenue and expenses recorded on Interim Unaudited Condensed Consolidated Statements of Income for CMA CGM are up to May 27, 2022.

Time Charter Agreements

A number of the Company’s time charter arrangements are with CMA CGM, representing 28.79% in the six months ended June 30, 2022 and 33.8% of gross revenues in the year ended December 31, 2021. Under these time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. Revenues generated from charters to CMA CGM are disclosed separately in the Interim Unaudited Condensed Consolidated Statements of Income.

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. The Company has currently a number of ship management agreements with Technomar under which the ship manager is responsible for all day-to-day ship management, among other things, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including the arrangement and management of dry-docking. As of June 30, 2022 and December 31, 2021, Technomar provided all day-to-day technical ship management services for all but the Twelve Vessels which were delivered in July 2021. Another third party provided such management on the Twelve Vessels, from the time of their delivery in July 2021 until a change of management for six of them in September 2021 to Technomar, and the remaining six vessels continued to be outsourced for day-to-day technical management to the third-party manager. The management fees charged to the Company by third party managers for the six months ended June 30, 2022 and 2021, amounted to $739 and $nil, respectively, and are shown in “Vessels operating expenses” in the interim unaudited condensed Consolidated Statements of Income. Technomar continues to supervise management for the six outsourced vessels.

7.	Related Party Transactions (continued)

The management fees charged to the Company by Technomar for the six months ended June 30, 2022, amounted to $8,609 (six months ended June 30, 2021 - $6,868) and are shown under “Vessels operating expenses-related parties” in the interim unaudited condensed Consolidated Statements of Income. Additionally, as of June 30, 2022, outstanding receivables due from Technomar totaling $773 are presented under “Due from related parties” (December 31, 2021 - $1,785).

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company pursuant to commercial management agreements. The Company’s Executive Chairman is the sole beneficial owner of Conchart. Under the commercial management agreements, Conchart, is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advise the Company on market developments, developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions. For the 19 vessels that the Company acquired as a result of the Poseidon Transaction, excluding the Argos, the agreements were effective from the date of the completion of the Poseidon Transaction; for the 19 vessels that were owned by the Company prior to the consummation of the Poseidon Transaction till refinance of 2022 Notes which took place on January 2021, an EBSA agreement was in place that was terminated and replaced with commercial management agreements also same agreements applied to all vessels delivered up to June 30, 2022; for all new acquired vessels during 2019 and going forward, the agreements were effective upon acquisition.

The fees charged to the Company by Conchart for the six months ended June 30, 2022 amounted to $2,950 (six months ended June 30, 2021: $1,470) and are disclosed within “Time charter and voyage expenses-related parties” in the interim unaudited condensed Consolidated Statements of Income. Any outstanding fees due to Conchart are presented in the interim unaudited condensed Consolidated Balance Sheets under "Due to related parties" totaling to $602 and $41 as of June 30, 2022 and December 31, 2021, respectively.